Note 10 - Investment in Juanicipio (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of carrying amount of investments in associates [text block]
	December 31,	December 31,
	2022	2021
	$	$
Juanicipio Project oversight expenditures incurred 100% by MAG	719	620
Interest earned, net of interest contributed to Investment in Juanicipio	(2,394)	(1,316)
Cash contributions and advances to Juanicipio (Note 18) (1)	8,140	73,524
Total for the year	6,465	72,828
Income from equity accounted Investment in Juanicipio (2)	40,767	15,686
Balance, beginning of year	291,084	202,570
Balance, end of year	338,316	291,084

Disclosure of associate operations [text block]
	For the year ended
	December 31,	December 31,
	2022	2021
	$	$

Revenue	215,736	75,393
Cost of sales:
Production cost	61,985	15,329
Depreciation and amortization	20,913	-
Cost of sales	82,898	15,329
Gross profit	132,838	60,064
Consulting and administrative expenses	(8,436)	(1,929)
Extraordinary mining duty	(349)	(337)
	124,053	57,798
Exchange losses and other	(7,458)	(1,363)
Income tax expense	(26,348)	(20,784)

Income for the year	90,247	35,651

MAG's 44% equity income	39,709	15,686
Loan interest on mining assets - MAG 44%	1,058	-
MAG's 44% equity income	40,767	15,686

Disclosure of financial information of investments in associates [text block]
	December 31, 2022	December 31, 2021
	$	$
Assets

Current assets
Cash and cash equivalents	1,102	18,972
Value added tax and other receivables	13,945	25,580
Concentrate sales receivable	24,098	18,853
Inventories
Materials and supplies	10,081	-
Stockpiles	26,020	3,234
Prepaids and other assets	7,756	104
	83,002	66,743
Non-current assets
Right-of-use assets	1,336	2,052
Mineral interests, plant and equipment	779,735	644,609
Deferred tax assets	11,259	5,254
	792,330	651,915
Total assets	875,332	718,658

Liabilities

Current liabilities
Payables	34,678	19,364
Interest and other payables to shareholders	13,460	4,279
Income tax payable	36,259	3,471
	84,397	27,114
Non-current liabilities
Lease obligation	1,329	2,053
Provisions
Reserves for retirement and pension	29	20
Reclamation and closure	3,073	4,050
Deferred tax liabilities	22,242	31,266
	26,673	37,389
Total liabilities	111,070	64,503

Equity

Shareholders equity including shareholder advances	764,262	654,155
Total equity	764,262	654,155
Total liabilities and equity	875,332	718,658

Disclosure of associate cash flow statements [text block]
	For the year ended
	December 31,	December 31,
	2022	2021
Operating activities
Income for the year	$90,247	$35,651
Items not involving cash
Income tax expense	17,884	13,837
Special mining tax	8,465	3,769
Depreciation	20,913	-
Write-down of fixed asset	3,675	-
Other	6,007	419

Change in non-cash operating working capital	(17,931)	1,656
Net cash provided from operating activities	129,260	55,332

Investing activities
Capital expenditures including plant,mine development and exploration	(156,040)	(254,830)
Other	282	-
Net cash used in investing activities	(155,758)	(254,830)

Financing activities
Shareholder loans and other capital provided by partners	18,500	167,100
Interest paid to shareholders	(9,460)	-
Payment of lease obligations	(854)	(412)
Other	255	-
Net cash provided from financing activities	8,441	166,688

Effects of exchange rate changes on cash and cash equivalents	187	279

Decrease in cash and cash equivalents	(17,870)	(32,531)

Cash and cash equivalents, beginning of year	18,972	51,503

Cash and cash equivalents, end of year	$1,102	$18,972